Operating profit - Information about the nature and cost of services (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) employee	Dec. 31, 2023 USD ($) employee	Dec. 31, 2022 USD ($) employee
Disclosure of operating profit [line items]
Wages and salaries	$ 1,663.0	$ 1,683.0	$ 1,565.0
Social security costs	244.0	242.0	215.0
Pension costs (including retirement healthcare	95.0	95.0	88.0
Share-based payments	40.0	39.0	40.0
Staff costs	$ 2,042.0	$ 2,059.0	$ 1,908.0
Average number of employees | employee	18,060	19,081	19,094
Audit services:
Group accounts	$ 7.1	$ 7.9	$ 7.2
Local statutory audit pursuant to legislation	2.0	2.1	2.2
Audit related services	0.4	0.3	0.4
Total auditor's remuneration	9.5	10.3	9.8
United Kingdom
Audit services:
Total auditor's remuneration	7.0	6.0	5.3
Outside the UK
Audit services:
Total auditor's remuneration	$ 2.5	$ 4.3	$ 4.5